THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 6.8%
Airbus ADR	242,000	$8,908,020
L3Harris Technologies	52,000	9,853,480
RTX	67,000	5,891,310

		24,652,810

AIR FREIGHT & LOGISTICS — 2.7%
United Parcel Service, Cl B	53,000	9,917,890

BANKS — 3.2%
JPMorgan Chase	73,000	11,531,080

BEVERAGES — 3.5%
Constellation Brands, Cl A	46,000	12,548,800

CAPITAL MARKETS — 7.2%
CME Group, Cl A	39,000	7,759,440
Goldman Sachs Group	31,500	11,209,905
Intercontinental Exchange	62,000	7,117,600

		26,086,945

CHEMICALS — 1.8%
Corteva	118,000	6,658,740

CONSUMER FINANCE — 3.0%
American Express	65,000	10,977,200

ELECTRICAL EQUIPMENT — 1.9%
Rockwell Automation	21,000	7,062,090

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 3.2%
TE Connectivity	80,000	11,479,200

FINANCIAL SERVICES — 3.2%
Mastercard, Cl A	30,000	11,828,400

FOOD & STAPLES RETAILING — 2.7%
Sysco	129,000	9,843,990

GROUND TRANSPORTATION — 6.0%
Uber Technologies *	230,000	11,375,800
Union Pacific	45,000	10,440,900

		21,816,700

HEALTH CARE EQUIPMENT & SERVICES — 3.1%
Medtronic	130,000	11,408,800

HEALTH CARE PROVIDERS & SERVICES — 5.9%
Centene *	155,000	10,553,950
Laboratory Corp of America Holdings	51,000	10,910,430

		21,464,380

HOUSEHOLD PRODUCTS — 2.6%
Colgate-Palmolive	125,000	9,532,500

INSURANCE — 2.7%
Chubb	48,000	9,811,680

INTERACTIVE MEDIA & SERVICES — 3.0%
Alphabet, Cl A *	82,000	10,883,040

INTERNET & DIRECT MARKETING RETAIL — 3.2%
Amazon.com *	87,000	11,630,160

LIFE SCIENCES TOOLS & SERVICES — 2.1%
Waters *	27,000	7,457,670

MULTI-UTILITIES — 2.8%
Sempra	68,500	10,207,870

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 12.1%
Cenovus Energy	640,000	$12,172,800
Chevron	69,000	11,292,540
ConocoPhillips	72,000	8,475,840
Williams	345,000	11,885,250

		43,826,430

PHARMACEUTICALS — 5.6%
Bristol-Myers Squibb	162,000	10,074,780
Johnson & Johnson	62,000	10,386,860

		20,461,640

SEMI-CONDUCTORS & INSTRUMENTS — 6.0%
Applied Materials	60,000	9,095,400
Marvell Technology	114,000	7,424,820
Texas Instruments	30,000	5,400,000

		21,920,220

SPECIALTY RETAIL — 2.6%
TJX	110,000	9,518,300

TOTAL COMMON STOCK (Cost $271,127,235)		352,526,535

SHORT-TERM INVESTMENT — 2.9%

First American Treasury Obligation Fund 5.285% (A) (Cost $10,610,528)	10,610,528	10,610,528

TOTAL INVESTMENTS — 99.8% (Cost $281,737,763)		$363,137,063

Percentages are based on Net Assets of $363,690,040.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2023.

ADR — American Depository Receipt

Cl — Class

CMB-QH-007-3200

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%

	Shares	Value
AUSTRALIA — 2.1%
Santos	1,033,000	$5,523,174

BELGIUM — 5.0%
KBC Group	105,000	7,896,646
UCB	61,000	5,400,462

		13,297,108

CANADA — 5.9%
Agnico Eagle Mines	92,000	4,821,720
Canadian National Railway	41,000	4,970,430
Suncor Energy	193,000	6,038,970

		15,831,120

FRANCE — 10.1%
Air Liquide	28,500	5,119,032
Airbus	35,000	5,155,910
Capgemini	30,500	5,528,230
LVMH Moet Hennessy Louis Vuitton	5,200	4,848,950
Pernod Ricard	29,000	6,396,262

		27,048,384

GERMANY — 12.8%
Bayer	85,000	4,966,355
DHL Group	126,000	6,472,479
Merck KGaA	25,000	4,392,524
Puma	83,000	5,606,949
RWE	110,000	4,732,600
SAP	58,000	7,933,150

		34,104,057

HONG KONG — 2.0%
AIA Group	547,000	5,428,689

JAPAN — 13.6%
Chugai Pharmaceutical	90,000	2,676,617
Hitachi	109,000	7,123,902
Murata Manufacturing	61,000	3,569,571
NIDEC CORP	115,000	6,832,988
Sony Group	55,000	5,147,612
Terumo	171,000	5,590,419
Tokyo Electron Ltd.	36,000	5,376,024

		36,317,133

NETHERLANDS — 2.9%
ING Groep	538,000	7,855,569

SINGAPORE — 4.0%
DBS Group Holdings	188,000	4,843,677
Singapore Telecommunications	2,879,000	5,759,083

		10,602,760

SPAIN — 1.8%
Iberdrola	380,000	4,744,255

SWITZERLAND — 9.7%
Nestle	47,000	5,760,404
Novartis	71,000	7,414,678
Roche Holding	23,000	7,136,976
Zurich Insurance Group	11,900	5,742,239

		26,054,297

TAIWAN — 2.0%
Taiwan Semiconductor Manufacturing ADR	53,000	5,254,950

UNITED KINGDOM — 22.6%
BAE Systems	288,000	3,442,502
Barclays	3,008,000	5,981,952
Bunzl	159,000	5,893,046
Compass Group	188,000	4,890,543

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Diageo	126,000	$5,493,833
Entain	267,000	4,749,195
GSK	289,000	5,135,322
Intertek Group	102,000	5,709,937
London Stock Exchange Group	60,000	6,515,830
Shell	258,000	7,833,934
SSE	213,000	4,607,378

		60,253,472

UNITED STATES — 1.9%
Liberty Media -Liberty Formula One, Cl C *	71,000	5,154,600

TOTAL COMMON STOCK (Cost $218,573,369)		257,469,568

RIGHTS — 0.1%

Spain — 0.1%
Iberdrola* (A)	398,000	134,038

TOTAL RIGHTS (Cost $–)		134,038

SHORT-TERM INVESTMENT — 1.0%

First American Treasury Obligation Fund 5.285% (B) (Cost $2,664,748)	2,664,748	2,664,748

TOTAL INVESTMENTS — 97.5% (Cost $221,238,117)		$260,268,354

Percentages are based on Net Assets of $266,978,405.
*	Non-income producing security.
(A)	Expiration date is unavailable.
(B)	The rate reported is the 7-day effective yield as of July 31, 2023.

ADR — American Depositary Receipt

Cl — Class

CMB-QH-008-3200

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%

	Shares	Value
AEROSPACE & DEFENSE — 3.8%
BWX Technologies	30,000	$2,070,000
Mercury Systems *	42,200	1,602,756

		3,672,756

AIR FREIGHT & LOGISTICS — 2.5%
Forward Air	20,600	2,448,104

AUTO COMPONENTS — 2.6%
Gentex	77,200	2,592,376

BANKS — 8.5%
Prosperity Bancshares	29,300	1,855,276
Texas Capital Bancshares *	37,100	2,368,835
United Bankshares	55,700	1,862,608
United Community Banks	75,100	2,183,157

		8,269,876

BIOTECHNOLOGY — 2.5%
Exelixis *	122,500	2,414,475

BUILDING PRODUCTS — 2.3%
PGT Innovations *	77,000	2,202,970

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Healthcare Services Group *	136,000	1,714,960

DIVERSIFIED CONSUMER SERVICES — 2.3%
Frontdoor *	64,000	2,234,880

ELECTRIC UTILITIES — 2.3%
IDACORP	22,100	2,272,322

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.5%
Advanced Energy Industries	19,550	2,447,269

HEALTH CARE EQUIPMENT & SERVICES — 1.7%
NuVasive *	39,600	1,631,916

HEALTH CARE PROVIDER & SERVICES — 2.1%
AMN Healthcare Services *	19,000	2,035,850

HEALTH CARE PROVIDERS & SERVICES — 8.7%
Addus HomeCare *	25,900	2,371,663
HealthEquity *	32,400	2,201,256
Innovage Holding *	261,000	1,879,200
US Physical Therapy	18,100	2,104,487

		8,556,606

HEALTH CARE TECHNOLOGY — 2.0%
HealthStream	88,000	1,978,240

HOTELS, RESTAURANTS & LEISURE — 2.2%
Monarch Casino & Resort	30,600	2,121,192

HOUSEHOLD DURABLES — 2.5%
MDC Holdings	47,000	2,410,160

INDUSTRIAL REITS — 2.2%
Innovative Industrial Properties, Cl A	27,000	2,139,210

INSURANCE — 10.4%
Axis Capital Holdings	38,100	2,100,072
First American Financial	37,200	2,357,736
James River Group Holdings	80,000	1,479,200
Reinsurance Group of America, Cl A	13,800	1,936,830
RenaissanceRe Holdings	12,480	2,330,765

		10,204,603

IT SERVICES — 1.0%
Perficient *	14,579	929,994

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
LEISURE PRODUCTS — 1.7%
Johnson Outdoors, Cl A	28,300	$1,673,096

MACHINERY — 2.3%
Alamo Group	11,500	2,228,240

MULTI-UTILITIES — 2.1%
Avista	51,500	1,989,960

OIL, GAS & CONSUMABLE FUELS — 2.1%
Magnolia Oil & Gas, Cl A	93,000	2,059,950

PROFESSIONAL SERVICES — 10.3%
Forrester Research *	65,000	2,071,550
Insperity	18,700	2,200,055
ManpowerGroup	21,700	1,711,696
NV5 Global *	20,100	2,201,955
WNS Holdings ADR *	27,000	1,865,970

		10,051,226

REAL ESTATE INVESTMENT TRUSTS — 1.8%
NETSTREIT	99,500	1,780,055

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
Marcus & Millichap	62,000	2,274,160

SEMI-CONDUCTORS & INSTRUMENTS — 6.7%
Diodes *	23,900	2,258,311
Rambus *	32,300	2,022,303
Universal Display	15,300	2,231,964

		6,512,578

SOFTWARE — 3.4%
Cerence *	55,000	1,529,550
Envestnet *	29,100	1,803,618

		3,333,168

TOTAL COMMON STOCK (Cost $81,701,365)		94,180,192

SHORT-TERM INVESTMENT — 2.9%

First American Treasury Obligation Fund 5.285% (A) (Cost $2,832,686)	2,832,686	2,832,686

TOTAL INVESTMENTS — 99.4% (Cost $84,534,051)		$97,012,878

Percentages are based on Net Assets of $97,555,365.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2023.

ADR — American Depositary Receipt

Cl — Class

CMB-QH-009-3200

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%

	Shares	Value
AEROSPACE & DEFENSE — 1.9%
Mercury Systems *	91,210	$3,464,156

AIR FREIGHT & LOGISTICS — 2.6%
Expeditors International of Washington	37,690	4,797,937

AUTO COMPONENTS — 2.9%
Gentex	158,140	5,310,341

BANKS — 2.6%
BOK Financial	53,290	4,747,073

BIOTECHNOLOGY — 2.0%
Incyte *	57,720	3,677,918

BUILDING PRODUCTS — 2.8%
Masco	86,140	5,226,975

CAPITAL MARKETS — 2.6%
Cboe Global Markets	34,690	4,845,499

CHEMICALS — 2.5%
FMC	49,000	4,715,270

CONTAINERS & PACKAGING — 2.8%
Packaging Corp of America	33,160	5,085,086

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
IPG Photonics *	39,890	5,243,541

FINANCIAL SERVICES — 4.9%
Euronet Worldwide *	49,600	4,358,352
WEX *	25,330	4,796,236

		9,154,588

FOOD PRODUCT — 2.3%
Lamb Weston Holdings	40,990	4,247,794

GAS UTILITIES — 2.7%
Atmos Energy	41,740	5,080,175

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Dentsply Sirona	114,740	4,764,005

HEALTH CARE PROVIDERS & SERVICES — 8.0%
HealthEquity *	83,840	5,696,090
Molina Healthcare *	15,740	4,792,673
Quest Diagnostics	31,850	4,306,438

		14,795,201

INSURANCE — 9.0%
American Financial Group	33,250	4,043,532
Arch Capital Group *	56,720	4,406,577
Fidelity National Financial	105,360	4,126,951
Reinsurance Group of America, Cl A	28,770	4,037,870

		16,614,930

IT SERVICES — 4.9%
Amdocs	45,810	4,289,648
EPAM Systems *	19,950	4,724,360

		9,014,008

LIFE SCIENCES TOOLS & SERVICES — 7.1%
Bruker	60,180	4,135,570
Charles River Laboratories International *	21,110	4,423,389
Waters *	17,000	4,695,570

		13,254,529

MACHINERY — 4.9%
Lincoln Electric Holdings	25,580	5,134,162
Toro	38,150	3,877,947

		9,012,109

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.2%
Magnolia Oil & Gas, Cl A	219,690	$4,866,134
Targa Resources	57,660	4,727,543

		9,593,677

PROFESSIONAL SERVICES — 5.8%
Booz Allen Hamilton Holding, Cl A	46,270	5,602,372
Maximus	61,140	5,121,086

		10,723,458

REAL ESTATE INVESTMENT TRUSTS — 5.0%
Americold Realty Trust	158,580	5,141,163
NNN REIT	95,810	4,089,171

		9,230,334

ROAD & RAIL — 2.8%
JB Hunt Transport Services	25,800	5,261,652

SOFTWARE — 2.8%
Dolby Laboratories, Cl A	58,120	5,150,013

SPECIALTY RETAIL — 1.9%
Burlington Stores *	19,430	3,451,157

WATER UTILITIES — 2.0%
Essential Utilities	86,410	3,654,279

TOTAL COMMON STOCK (Cost $156,422,214)		180,115,705

SHORT-TERM INVESTMENT — 2.5%

First American Treasury Obligation Fund 5.285% (A) (Cost $4,629,151)	4,629,151	4,629,151

TOTAL INVESTMENTS — 99.9% (Cost $161,051,365)		$184,744,856

Percentages are based on Net Assets of $184,903,965.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2023.

Cl — Class

CMB-QH-011-2500

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%

	Shares	Value
AUSTRALIA — 2.0%
Domino’s Pizza Enterprises	2,200	$72,557

AUSTRIA — 2.2%
BAWAG Group	1,700	82,804

CANADA — 7.6%
CCL Industries	2,100	100,680
Pason Systems	9,100	90,817
Vermilion Energy	6,400	89,207

		280,704

FAROE ISLANDS — 1.9%
Bakkafrost P	1,200	70,034

FRANCE — 5.8%
Eurazeo	1,200	73,227
Euroapi *	6,200	72,328
Remy Cointreau	400	68,675

		214,230

GERMANY — 12.6%
Hensoldt	2,200	74,793
Puma	1,300	87,820
Scout24	1,800	119,103
Stabilus	1,500	85,514
TeamViewer *	5,800	98,558

		465,788

GREECE — 2.1%
Motor Oil Hellas Corinth Refineries	3,100	78,395

JAPAN — 20.2%
Daito Trust Construction	1,000	107,475
Disco	565	105,800
Jeol	1,500	51,327
Kakaku.com	4,800	71,630
Ryohin Keikaku	6,100	79,088
Sanyo Denki	2,100	106,280
Sundrug	2,550	75,210
Taiyo Yuden	2,700	80,356
UT Group *	3,469	69,909

		747,075

LUXEMBOURG — 2.0%
B&M European Value Retail	10,300	73,125

MEXICO — 2.1%
Coca-Cola Femsa ADR	900	75,888

NETHERLANDS — 9.3%
Aalberts	2,100	94,737
Euronext	800	60,912
OCI	3,300	93,902
QIAGEN *	2,000	93,640

		343,191

SWEDEN — 4.6%
Cloetta	42,300	75,708
Granges	9,100	92,933

		168,641

SWITZERLAND — 1.9%
Bossard Holding	300	70,008

UNITED KINGDOM — 21.2%
Britvic	8,600	95,358
Centrica	75,300	133,407
Coats Group	87,300	78,426

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Diploma	2,500	$103,887
Greggs	2,500	88,615
RS GROUP	9,800	98,678
Tate & Lyle	10,600	101,550
Virgin Money UK	36,100	81,724

		781,645

TOTAL COMMON STOCK (Cost $2,920,391)		3,524,085

SHORT-TERM INVESTMENT — 1.6%

First American Treasury Obligation Fund 5.285% (A) (Cost $58,086)	58,086	58,086

TOTAL INVESTMENTS — 97.1% (Cost $2,978,477)		$3,582,171

Percentages are based on Net Assets of $3,688,071.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2023.

ADR — American Depositary Receipt

CMB-QH-013-1800

2